CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Aug. 31, 2016	Aug. 31, 2015
Current assets
Equipment, net of accumulated depreciation	$ 39,255	$ 27,751
Current liabilities
Bridge note payable to related party, net of discount	74,702	6,516
Convertible promissory note, net of discount	0	$ 879,808
Convertible promissory notes payable to related party, net of discount	$ 1,650,120
Stockholders' equity
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	28,500,221	26,572,615
Common stock, shares outstanding	28,500,221	26,572,615